Basis of Preparation of the Consolidated Financial Statements and Summary of Significant Accounting Policies and Practices - Additional Information (Detail) $ in Millions							12 Months Ended
	Apr. 29, 2024 MXN ($)	Oct. 06, 2022 MXN ($)	Nov. 23, 2021 MXN ($)	Nov. 23, 2021 USD ($)	Sep. 15, 2021 MXN ($)	Sep. 15, 2021 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2018	Dec. 31, 2023 USD ($)	Sep. 14, 2020
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative index							3,576.4	3,576.4
Percentage of annual basis index							211.41%	211.41%
Closing exchange rate	1.55
Cumulative translation (loss) gain							$ (274,303,207,000)		$ (227,044,342,000)			$ (16,237.0)
Impairment losses on goodwill							0		0	$ 0
Borrowing costs capitalised							1,442,077,000		1,514,654,000	1,527,259,000
Impairment losses							0		0	0
Impairment losses on intangibles							$ 0		0	0
Description of estimation of impairment cash-generating unit							In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected perpetual growth rate.	In the estimation of impairments, the Company uses the strategic plans established for the separate cash-generating units to which the assets are assigned. Such strategic plans generally cover a period from 3 to 5 years. For longer periods, beginning in the fifth year, projections are based on such strategic plans while applying a constant or declining expected perpetual growth rate.
Percentage of sensitivity analysis for increase in capital expenditures							5.00%	5.00%
Monthly contributions to pension fund							17.50%	17.50%
Percentage of employee profit sharing based on individual company taxable income							10.00%	10.00%
Advertising expenses							$ 11,781,250,000		12,676,350,000	11,118,723,000
Increase (decrease) in interest expense							$ 500,677,052,000		510,589,480,000
Concentration risk percentage							10.00%					10.00%
Proceeds from sale of Subsidiary									5,791,488,000	75,518,886,000
Accumelated Foreign Currency Translation Effect		$ 6,943,753,000			$ 1,750,451,000
Percentage Of Devaluation In Exchange Rate Value							80.90%					80.90%
Foreign exchange gain (loss)	$ 17,155.2000						$ 14,653,523,000	$ 867.0	$ 20,761,622,000	$ (16,714,847,000)
CAPEX [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Adjustments of sensitivity analysis long-life assets							1,208,795,000
CGU [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Adjustments of sensitivity analysis long-life assets							$ 1,235,848,000
Argentina pesos [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Foreign exchange loss rate							60.00%					60.00%
Foreign subsidiaries [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Consolidated operating revenues							60.00%	60.00%	63.00%	63.00%
Percentage of operating revenue as percentage of total assets							65.00%	65.00%	64.00%
Tracfone Wireless Inc Tracfone [member] | Verizon Communications Inc [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary agreed to sell													100.00%
Tracfone Wireless Inc Tracfone [member] | Verizon Communications Inc [Member] | Discontinued operations [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary sold				100.00%						100.00%
Proceeds from sale of Subsidiary			$ 3,625,700,000
Cash and cash equivalents in subsidiary or businesses acquired or disposed				$ 500.7
Value of Shares received on sale of subsidiary from Counterparty				2,968.0
Earntout contingent consideration receivable tranche one				500.0
Earntout contingent consideration receivable tranche two				$ 150.0
Gains (losses) recognised when control of subsidiary is lost			$ 106,527,287,000
Claro Panama [Member] | Liberty Latin America [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary agreed to sell						100.00%
Consideration transferred, acquisition-date fair value						$ 200.0
Claro Panama [Member] | Liberty Latin America [Member] | Discontinued operations [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Percentage of ownership interest in subsidiary sold						100.00%
Proceeds from sale of Subsidiary						$ 116.7
Gains (losses) recognised when control of subsidiary is lost		$ 707,245,000			$ 3,405,014,000
Interest rate risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Increase in basis points							100.00%	100.00%
Increase in net interest expense							$ (4,941,344,000)		$ (11,128,215,000)
Decrease in interest expense							$ 8,046,987,000		$ 1,828,215,000
Currency risk [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Fluctuation in exchange rates							5.68%		6.33%			5.68%
Increase (decrease) in interest expense							$ 500,677,051,000		$ 510,589,480,000
Increase (decrease) through changes in foreign exchange rates, regulatory deferral account credit balances							525,710,904,000		536,118,954,000
Increase (decrease) through changes in discount rates, regulatory deferral account credit balances							$ (475,643,199,000)		$ (485,060,006,000)
Increase/(decrease) in exchange rates							5.00%	5.00%	5.00%
Argentina [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate							0.0209		0.1096			0.0209
Argentina [member] | Impact of application of hyperinflation adjustments in 2018 [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Cumulative inflation percentage											100.00%
U.S.A. [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate							16.8935		19.4143			16.8935
Cumulative translation adjustment [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Closing exchange rate							0.0209		0.1096
Cumulative translation (loss) gain							$ (164,975,378,000)		$ (128,299,347,000)
VTR and Claro Chile [Member] | Agreement to Commence Joint Venture [Member] | Liberty Latin America [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Proportion of ownership interest in joint venture		50.00%
VTR and Claro Chile [Member] | Agreement to Commence Joint Venture [Member] | Amrica Movil [Member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Proportion of ownership interest in joint venture		50.00%
Licenses and rights of use [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							3 years	3 years
Licenses and rights of use [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							30 years	30 years
Trademarks [member] | Bottom of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							1 year	1 year
Trademarks [member] | Top of range [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							10 years	10 years
Customer relationships [member]
Disclosure of basis of preparation of consolidated financial statements and summary of significant accounting policies and practices [line items]
Estimated useful lives							5 years	5 years